Borrowings - Finance Lease Liabilities (Details Narrative) $ in Thousands							1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Sep. 25, 2025 Capacity	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Jun. 30, 2024 Capacity	Mar. 29, 2023 Capacity	Apr. 27, 2023 Capacity	Jun. 21, 2023 Capacity	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Dec. 31, 2025 USD ($) Capacity	Dec. 31, 2024 USD ($) Capacity	Sep. 13, 2022 USD ($)	Jul. 29, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Vessel year built		2023	2023	2023	2016	2023					2019	2023		2024
Vessel type		Capesize	Capesize	Capesize	Capesize	Kamsarmax					Kamsarmax	containership
Vessel capacity in DWT | Capacity		182,212	182,169	182,115	181,221	82,010					81,692	5,300		5,300
Finance lease liabilities | $													$ 329,860	$ 325,784
Navios Venus [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built							2015
Vessel type							Ultra-Handymax
Vessel capacity in DWT | Capacity							61,339
Finance Lease Liabilities [Member] | Navios Azalea [member]
Sale Leaseback Transaction [Line Items]
Date of delivery													November 17, 2022
Vessel year built													2022
Vessel type													Capesize
Vessel capacity in DWT | Capacity													182,064
Term of Contract													15-year
Lessee, Finance Lease, Discount Rate													7.00%
Finance lease liabilities | $													$ 35,770
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions													repayable in 12 years
Finance Lease Liabilities [Member] | Navios Armonia [member]
Sale Leaseback Transaction [Line Items]
Date of delivery													September 21, 2022
Vessel year built													2022
Vessel type													Capesize
Vessel capacity in DWT | Capacity													182,079
Term of Contract													15-year
Lessee, Finance Lease, Discount Rate													7.00%
Finance lease liabilities | $													$ 35,498
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions													repayable in 12 years
Finance Lease Liabilities [Member] | Navios Astra [member]
Sale Leaseback Transaction [Line Items]
Date of delivery													September 13, 2022
Vessel year built													2022
Vessel type													Capesize
Vessel capacity in DWT | Capacity													182,393
Term of Contract													10-year
Lessee, Finance Lease, Discount Rate													7.00%
Finance lease liabilities | $													$ 34,608		$ 42,781
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions													repayable in seven years
Finance Lease Liabilities [Member] | Navios Altair [member]
Sale Leaseback Transaction [Line Items]
Vessel year built								2023
Vessel type								Capesize
Vessel capacity in DWT | Capacity								182,115
Term of Contract				15-year				15-year
Lessee, Finance Lease, Discount Rate				6.50%				6.50%
Finance lease liabilities | $													$ 37,228
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions								repayable in 13 years
Finance Lease Liabilities [Member] | Navios Sakura [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built									2023
Vessel type									Capesize
Vessel capacity in DWT | Capacity									182,169
Term of Contract			15-year						15-year
Lessee, Finance Lease, Discount Rate			5.50%						5.50%
Finance lease liabilities | $													41,284
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions									repayable in 13 years.
Finance Lease Liabilities [Member] | Navios Amenthyst [member]
Sale Leaseback Transaction [Line Items]
Vessel year built										2023
Vessel type										Capesize
Vessel capacity in DWT | Capacity										182,212
Term of Contract		15-year								15-year
Lessee, Finance Lease, Discount Rate		5.40%								5.40%
Finance lease liabilities | $													54,290
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions										repayable in 13 years
Finance Lease Liabilities [Member] | Nave Ohana [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2025
Vessel type	MR2 Product Tanker
Vessel capacity in DWT | Capacity	49,994
Term of Contract	ten-year
Lessee, Finance Lease, Discount Rate	6.00%
Finance lease liabilities | $													$ 32,039
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in ten years
Finance Lease Liabilities [Member] | Navios Magellan II [Member] | Upon Acquisition of 36-vessel dry bulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2020
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													82,037
Term of Contract													eight-year
Lessee, Finance Lease, Discount Rate													6.00%
Finance lease liabilities | $													$ 16,447			$ 19,385
Increase in finance lease liability | $													$ 927
Finance Lease Liabilities [Member] | Navios Galaxy II [Member] | Upon Acquisition of 36-vessel dry bulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2020
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													81,789
Term of Contract													eight-year
Lessee, Finance Lease, Discount Rate													6.00%
Finance lease liabilities | $																17,702
Finance Lease Liabilities [Member] | Navios Uranus [Member] | Upon Acquisition of 36-vessel dry bulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2019
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													81,821
Term of Contract													seven-year
Lessee, Finance Lease, Discount Rate													6.00%
Finance lease liabilities | $													$ 13,172			$ 17,607
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions													repayable in four years